Fees Summary	Jun. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,948,092.55
Previously Paid Amount
Total Fee Amount	3,207.16
Total Offset Amount
Net Fee	$ 3,207.16